INCOME TAXES - Components of deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Reserves and Allowances	¥ 61,192	¥ 49,545
Intangibles		11,331
Investments in securities	21,560	15,564
Asset retirement obligation	3,211	2,425
Accrued Commissions	20,737	20,737
Leases	712	767
Net Operating Loss	18,889	6,163
Others	34,329	16,537
Total deferred tax assets, gross	160,630	123,069
Less: valuation allowance	(18,165)	(5,186)	¥ (4,572)	¥ (121)
Deferred tax assets, net of valuation allowance	142,465	117,883
Less: net off deferred tax liabilities	(142,465)	(117,883)
Deferred tax liabilities:
Inventories	168,140	169,761
Property and equipment	20,431	23,936
Prepaid Expenses	108	108
Intangible assets, including software	1,968	3,543
Leases	6,554	1,919
Others	34,902	3,634
Total deferred tax liabilities, gross	232,103	202,901
Less: net off deferred tax assets	(142,465)	(117,883)
Deferred tax liabilities, net	89,638	85,018
Lead Real Estate Co., Ltd
Deferred tax assets:
Less: valuation allowance	¥ 0	¥ 0